Distribution Date:	09/15/23	Wells Fargo Commercial Mortgage Trust 2014-LC18
Determination Date:	09/11/23
Next Distribution Date:	10/17/23
Record Date:	08/31/23	Wells Fargo Commercial Mortgage Trust 2014-LC18
Series 2014-LC18

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com

Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States

Bond / Collateral Reconciliation - Cash Flows	7	NCB Master Servicer & Co-	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	8	op Special Servicer

Current Mortgage Loan and Property Stratification	9-13		Tom Klump	(703) 302-8080	tklump@ncb.coop
			2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 1)	14-16
		Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 2)	17-19
			Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com

Principal Prepayment Detail	20		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States

Historical Detail	21	Trust Advisor	Park Bridge Lender Services LLC

Delinquency Loan Detail	22		David Rodgers	(212) 230-9025

Collateral Stratification and Historical Detail	23		600 Third Avenue, 40th Floor | New York, NY 10016 | United States

Specially Serviced Loan Detail - Part 1	24	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 2	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Modified Loan Detail	26				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	27
		Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	28
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Interest Shortfall Detail - Collateral Level	29
			1100 North Market Street | Wilmington, DE 19890 | United States
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989AAQ8	1.437000%	57,464,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989AAR6	2.954000%	63,915,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989AAS4	3.271000%	61,343,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989AAT2	3.147000%	255,000,000.00	180,188,810.87	0.00	472,545.16	0.00	0.00	472,545.16	180,188,810.87	41.25%	30.00%
A-5	94989AAU9	3.405000%	273,256,000.00	273,256,000.00	0.00	775,363.90	0.00	0.00	775,363.90	273,256,000.00	41.25%	30.00%
A-SB	94989AAV7	3.244000%	85,961,000.00	20,761,492.31	1,385,180.92	56,125.23	0.00	0.00	1,441,306.15	19,376,311.39	41.25%	30.00%
A-S	94989AAW5	3.808000%	96,771,000.00	96,771,000.00	0.00	307,086.64	0.00	0.00	307,086.64	96,771,000.00	29.22%	21.50%
B	94989AAZ8	3.959000%	48,386,000.00	48,386,000.00	0.00	159,633.48	0.00	0.00	159,633.48	48,386,000.00	23.21%	17.25%
C	94989ABA2	4.193000%	37,001,000.00	37,001,000.00	0.00	129,287.66	0.00	0.00	129,287.66	37,001,000.00	18.61%	14.00%
D	94989AAA3	3.957000%	76,847,000.00	76,847,000.00	0.00	253,402.98	0.00	0.00	253,402.98	76,847,000.00	9.06%	7.25%
E	94989AAC9	2.840000%	29,885,000.00	29,885,000.00	0.00	70,727.83	0.00	0.00	70,727.83	29,885,000.00	5.35%	4.63%
F	94989AAE5	2.840000%	18,501,000.00	18,501,000.00	0.00	43,785.70	0.00	0.00	43,785.70	18,501,000.00	3.05%	3.00%
G	94989AAG0	2.840000%	34,154,364.00	24,527,720.21	0.00	45,382.01	0.00	0.00	45,382.01	24,527,720.21	0.00%	0.00%
V	94989ABE4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989ABC8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,138,484,366.00	806,125,023.39	1,385,180.92	2,313,340.59	0.00	0.00	3,698,521.51	804,739,842.47

X-A	94989AAX3	1.155435%	893,710,000.00	570,977,303.18	0.00	549,772.51	0.00	0.00	549,772.51	569,592,122.26
X-B	94989AAY1	0.530041%	162,234,000.00	162,234,000.00	0.00	71,658.93	0.00	0.00	71,658.93	162,234,000.00
X-E	94989AAJ4	1.701463%	29,885,000.00	29,885,000.00	0.00	42,373.51	0.00	0.00	42,373.51	29,885,000.00
X-F	94989AAL9	1.701463%	18,501,000.00	18,501,000.00	0.00	26,232.30	0.00	0.00	26,232.30	18,501,000.00
X-G	94989AAN5	1.701463%	34,154,364.00	24,527,720.21	0.00	34,777.50	0.00	0.00	34,777.50	24,527,720.21
Notional SubTotal			1,138,484,364.00	806,125,023.39	0.00	724,814.75	0.00	0.00	724,814.75	804,739,842.47

Deal Distribution Total					1,385,180.92	3,038,155.34	0.00	0.00	4,423,336.26

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989AAQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989AAR6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989AAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989AAT2	706.62278773	0.00000000	1.85311827	0.00000000	0.00000000	0.00000000	0.00000000	1.85311827	706.62278773
A-5	94989AAU9	1,000.00000000	0.00000000	2.83750000	0.00000000	0.00000000	0.00000000	0.00000000	2.83750000	1,000.00000000
A-SB	94989AAV7	241.52222880	16.11406242	0.65291504	0.00000000	0.00000000	0.00000000	0.00000000	16.76697747	225.40816638
A-S	94989AAW5	1,000.00000000	0.00000000	3.17333333	0.00000000	0.00000000	0.00000000	0.00000000	3.17333333	1,000.00000000
B	94989AAZ8	1,000.00000000	0.00000000	3.29916670	0.00000000	0.00000000	0.00000000	0.00000000	3.29916670	1,000.00000000
C	94989ABA2	1,000.00000000	0.00000000	3.49416664	0.00000000	0.00000000	0.00000000	0.00000000	3.49416664	1,000.00000000
D	94989AAA3	1,000.00000000	0.00000000	3.29749997	0.00000000	0.00000000	0.00000000	0.00000000	3.29749997	1,000.00000000
E	94989AAC9	1,000.00000000	0.00000000	2.36666656	0.00000000	0.00000000	0.00000000	0.00000000	2.36666656	1,000.00000000
F	94989AAE5	1,000.00000000	0.00000000	2.36666667	0.00000000	0.00000000	0.00000000	0.00000000	2.36666667	1,000.00000000
G	94989AAG0	718.14308151	0.00000000	1.32873240	0.37087296	41.41279984	0.00000000	0.00000000	1.32873240	718.14308151
V	94989ABE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989ABC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989AAX3	638.88431726	0.00000000	0.61515761	0.00000000	0.00000000	0.00000000	0.00000000	0.61515761	637.33439512
X-B	94989AAY1	1,000.00000000	0.00000000	0.44170106	0.00000000	0.00000000	0.00000000	0.00000000	0.44170106	1,000.00000000
X-E	94989AAJ4	1,000.00000000	0.00000000	1.41788556	0.00000000	0.00000000	0.00000000	0.00000000	1.41788556	1,000.00000000
X-F	94989AAL9	1,000.00000000	0.00000000	1.41788552	0.00000000	0.00000000	0.00000000	0.00000000	1.41788552	1,000.00000000
X-G	94989AAN5	718.14308151	0.00000000	1.01824470	0.00000000	0.00000000	0.00000000	0.00000000	1.01824470	718.14308151

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/23 - 08/30/23	30	0.00	472,545.16	0.00	472,545.16	0.00	0.00	0.00	472,545.16	0.00
A-5	08/01/23 - 08/30/23	30	0.00	775,363.90	0.00	775,363.90	0.00	0.00	0.00	775,363.90	0.00
A-SB	08/01/23 - 08/30/23	30	0.00	56,125.23	0.00	56,125.23	0.00	0.00	0.00	56,125.23	0.00
X-A	08/01/23 - 08/30/23	30	0.00	549,772.51	0.00	549,772.51	0.00	0.00	0.00	549,772.51	0.00
X-B	08/01/23 - 08/30/23	30	0.00	71,658.93	0.00	71,658.93	0.00	0.00	0.00	71,658.93	0.00
X-E	08/01/23 - 08/30/23	30	0.00	42,373.51	0.00	42,373.51	0.00	0.00	0.00	42,373.51	0.00
X-F	08/01/23 - 08/30/23	30	0.00	26,232.30	0.00	26,232.30	0.00	0.00	0.00	26,232.30	0.00
X-G	08/01/23 - 08/30/23	30	0.00	34,777.50	0.00	34,777.50	0.00	0.00	0.00	34,777.50	0.00
A-S	08/01/23 - 08/30/23	30	0.00	307,086.64	0.00	307,086.64	0.00	0.00	0.00	307,086.64	0.00
B	08/01/23 - 08/30/23	30	0.00	159,633.48	0.00	159,633.48	0.00	0.00	0.00	159,633.48	0.00
C	08/01/23 - 08/30/23	30	0.00	129,287.66	0.00	129,287.66	0.00	0.00	0.00	129,287.66	0.00
D	08/01/23 - 08/30/23	30	0.00	253,402.98	0.00	253,402.98	0.00	0.00	0.00	253,402.98	0.00
E	08/01/23 - 08/30/23	30	0.00	70,727.83	0.00	70,727.83	0.00	0.00	0.00	70,727.83	0.00
F	08/01/23 - 08/30/23	30	0.00	43,785.70	0.00	43,785.70	0.00	0.00	0.00	43,785.70	0.00
G	08/01/23 - 08/30/23	30	1,401,760.91	58,048.94	0.00	58,048.94	12,666.93	0.00	0.00	45,382.01	1,414,427.84
Totals			1,401,760.91	3,050,822.27	0.00	3,050,822.27	12,666.93	0.00	0.00	3,038,155.34	1,414,427.84

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989AAW5	3.808000%	96,771,000.00	96,771,000.00	0.00	307,086.64	0.00	0.00	307,086.64	96,771,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989AAZ8	3.959000%	48,386,000.00	48,386,000.00	0.00	159,633.48	0.00	0.00	159,633.48	48,386,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989ABA2	4.193000%	37,001,000.00	37,001,000.00	0.00	129,287.66	0.00	0.00	129,287.66	37,001,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			182,158,000.03	182,158,000.00	0.00	596,007.78	0.00	0.00	596,007.78	182,158,000.00

Exchangeable Certificate Details
PEX	94989ABB0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	4,423,336.26
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,074,660.63	Master Servicing Fee	19,748.37
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,566.65
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	347.08
ARD Interest	0.00	Trust Advisor Fee	966.23
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,074,660.63	Total Fees	23,838.33

Principal		Expenses/Reimbursements
Scheduled Principal	1,385,180.92	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,891.98
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,774.95
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,385,180.92	Total Expenses/Reimbursements	12,666.93

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,038,155.34
Excess Liquidation Proceeds	0.00	Principal Distribution	1,385,180.92
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,423,336.26
Total Funds Collected	4,459,841.55	Total Funds Distributed	4,459,841.52

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	806,125,023.39	806,125,023.39	Beginning Certificate Balance	806,125,023.39
(-) Scheduled Principal Collections	1,385,180.92	1,385,180.92	(-) Principal Distributions	1,385,180.92
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	804,739,842.47	804,739,842.47	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	806,320,095.95	806,320,095.95	Ending Certificate Balance	804,739,842.47
Ending Actual Collateral Balance	804,939,205.09	804,939,205.09

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.54%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	16	138,092,805.29	17.16%	14	4.3002	NAP	Defeased	16	138,092,805.29	17.16%	14	4.3002	NAP
1,000,000 or less	1	703,517.87	0.09%	15	4.1100	1.290000	1.30 or less	15	103,869,621.84	12.91%	15	4.5183	0.662268
1,000,001 to 2,000,000	5	7,503,728.25	0.93%	15	4.1717	2.502867	1.31 to 1.40	1	3,155,329.42	0.39%	14	4.1300	1.370000
2,000,001 to 3,000,000	8	20,327,387.89	2.53%	15	4.5479	2.964680	1.41 to 1.50	6	67,331,811.08	8.37%	15	4.2633	1.457974
3,000,001 to 4,000,000	5	17,778,073.88	2.21%	15	4.5179	1.387209	1.51 to 1.60	6	51,732,941.99	6.43%	15	4.9131	1.569213
4,000,001 to 5,000,000	7	30,957,285.39	3.85%	15	4.4743	1.669948	1.61 to 1.70	1	9,918,729.70	1.23%	14	4.4200	1.619500
5,000,001 to 6,000,000	4	23,157,236.70	2.88%	15	4.3796	1.708689	1.71 to 1.80	9	74,865,496.36	9.30%	14	4.5933	1.741643
6,000,001 to 7,000,000	3	19,918,265.69	2.48%	15	4.3886	2.389435	1.81 to 1.90	6	123,572,519.59	15.36%	15	4.5539	1.840874
7,000,001 to 8,000,000	5	36,444,364.65	4.53%	14	4.4155	1.821323	1.91 to 2.00	4	64,510,338.96	8.02%	14	4.4155	1.960122
8,000,001 to 9,000,000	2	17,628,096.99	2.19%	14	4.5369	1.115127	2.01 to 2.25	5	82,035,534.12	10.19%	15	4.2548	2.164715
9,000,001 to 10,000,000	4	38,628,538.14	4.80%	14	4.4915	1.313107	2.26 to 2.50	2	16,135,571.66	2.01%	15	4.2410	2.278599
10,000,001 to 15,000,000	9	114,872,478.61	14.27%	15	4.5048	1.625905	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	5	86,380,832.09	10.73%	15	4.6847	1.450026	2.76 to 3.00	2	44,034,341.23	5.47%	15	4.1612	2.785969
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.01 to 3.50	3	17,762,547.45	2.21%	15	4.4144	3.173098
30,000,001 to 80,000,000	6	252,347,231.03	31.36%	15	4.3579	1.994366	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	4.01 or greater	4	7,722,253.78	0.96%	15	4.2164	6.383824
Totals	80	804,739,842.47	100.00%	15	4.4292	1.830531	Totals	80	804,739,842.47	100.00%	15	4.4292	1.830531
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	22	138,092,805.29	17.16%	14	4.3002	NAP	Totals	92	804,739,842.47	100.00%	15	4.4292	1.830531
California	8	73,227,663.43	9.10%	15	4.1860	2.148316
									Property Type³
Colorado	3	44,647,660.87	5.55%	14	4.4017	1.861348
Florida	3	22,022,449.48	2.74%	15	4.7392	1.054962		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	2	6,969,009.31	0.87%	14	4.4183	1.796480		Properties	Balance	Agg. Bal.			DSCR¹
Hawaii	1	79,412,733.06	9.87%	15	4.3930	1.840500	Defeased	22	138,092,805.29	17.16%	14	4.3002	NAP
Illinois	2	17,232,480.45	2.14%	16	4.8172	0.629199	Industrial	3	47,448,977.54	5.90%	15	4.5193	1.558013
Iowa	3	26,747,000.00	3.32%	14	4.6300	1.746566	Lodging	7	117,737,802.54	14.63%	15	4.2476	1.916317
Kansas	1	17,509,580.28	2.18%	15	4.6600	1.931200	Mixed Use	5	98,939,843.82	12.29%	15	4.3927	1.767429
Louisiana	1	41,434,341.23	5.15%	15	4.1500	2.786300	Multi-Family	12	44,167,176.57	5.49%	15	4.2653	1.825357
Maryland	4	23,261,903.69	2.89%	15	4.4124	1.252076	Office	8	111,560,693.71	13.86%	15	4.6108	1.733602
Michigan	6	62,787,220.38	7.80%	15	4.6951	1.953002	Other	1	2,468,533.67	0.31%	15	4.3000	0.478900
Minnesota	1	2,078,049.90	0.26%	15	4.2500	6.540000	Retail	27	216,695,331.86	26.93%	15	4.5515	1.685810
Mississippi	1	17,037,169.85	2.12%	15	5.1669	1.825200	Self Storage	7	27,628,677.47	3.43%	15	4.4061	2.917263
New Jersey	1	2,135,549.93	0.27%	15	4.5000	1.085100	Totals	92	804,739,842.47	100.00%	15	4.4292	1.830531
New Mexico	2	6,623,790.81	0.82%	14	4.6333	1.049207
New York	10	42,968,868.11	5.34%	15	4.3709	1.395392
North Carolina	1	13,923,366.40	1.73%	15	4.3500	1.742800
Ohio	1	9,838,390.40	1.22%	15	4.3900	1.437600
Tennessee	2	22,865,129.30	2.84%	15	4.4507	1.944198
Texas	8	51,279,235.39	6.37%	15	4.5016	1.140913
Utah	1	1,334,376.52	0.17%	15	4.3600	4.431000
Virginia	4	44,954,512.28	5.59%	16	4.2130	2.237683
Washington	2	21,241,499.83	2.64%	14	4.5955	2.007456
Wisconsin	2	15,115,056.28	1.88%	16	4.7300	0.674732

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	138,092,805.29	17.16%	14	4.3002	NAP	Defeased	16	138,092,805.29	17.16%	14	4.3002	NAP
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	4	42,263,222.18	5.25%	15	3.9853	1.309930	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	14	133,417,204.89	16.58%	15	4.1579	2.533105	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	21	259,489,847.93	32.25%	15	4.3741	1.783276	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	16	132,243,172.01	16.43%	15	4.6228	1.466697	49 months or greater	64	666,647,037.18	82.84%	15	4.4560	1.793348
	4.751% to 5.000%	4	40,559,680.28	5.04%	15	4.8038	1.171248	Totals	80	804,739,842.47	100.00%	15	4.4292	1.830531
	5.001% to 5.250%	4	54,433,507.28	6.76%	15	5.1964	1.662771
	5.251% or greater	1	4,240,402.61	0.53%	14	5.5000	1.766400
	Totals	80	804,739,842.47	100.00%	15	4.4292	1.830531
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	138,092,805.29	17.16%	14	4.3002	NAP	Defeased	16	138,092,805.29	17.16%	14	4.3002	NAP
	60 months or less	64	666,647,037.18	82.84%	15	4.4560	1.793348	Interest Only	11	105,649,500.00	13.13%	15	4.3909	1.725063
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	1	2,905,711.11	0.36%	15	4.8500	0.153000
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	5	38,464,167.24	4.78%	15	4.4797	1.971658
	Totals	80	804,739,842.47	100.00%	15	4.4292	1.830531	241 months to 300 months	45	511,975,108.57	63.62%	15	4.4715	1.818729
								301 months to 420 months	2	7,652,550.26	0.95%	15	4.0477	0.764694
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	80	804,739,842.47	100.00%	15	4.4292	1.830531
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	16	138,092,805.29	17.16%	14	4.3002	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	58	629,950,517.97	78.28%	15	4.4512	1.801478
	13 months to 24 months	5	25,139,519.21	3.12%	15	4.4960	1.609711
	25 months or greater	1	11,557,000.00	1.44%	14	4.6300	1.749700
	Totals	80	804,739,842.47	100.00%	15	4.4292	1.830531
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	28000579	MU	Honolulu	HI	Actual/360	4.393%	300,873.28	123,171.23	0.00	N/A	12/06/24	--	79,535,904.29	79,412,733.06	09/06/23
2	310926589	LO	New Orleans	LA	Actual/360	4.150%	148,408.44	94,643.22	0.00	N/A	12/11/24	--	41,528,984.45	41,434,341.23	09/11/23
4	440000457	OF	Falls Church	VA	Actual/360	4.190%	131,947.73	58,541.41	0.00	N/A	01/01/25	--	36,570,315.12	36,511,773.71	09/01/23
6	440000444	RT	Lakewood	CO	Actual/360	4.282%	119,037.43	58,735.99	0.00	N/A	11/01/24	--	32,283,281.59	32,224,545.60	09/01/23
7	303050007	OF	Southfield	MI	Actual/360	5.209%	138,259.48	59,621.25	0.00	N/A	12/06/24	--	30,823,458.68	30,763,837.43	09/06/23
8	303050008	LO	Cupertino	CA	Actual/360	3.990%	109,946.67	0.00	0.00	N/A	12/01/24	--	32,000,000.00	32,000,000.00	09/01/23
10	28000588	RT	Various	Various	Actual/360	4.450%	89,964.73	35,964.96	0.00	N/A	12/06/24	--	23,477,567.54	23,441,602.58	09/06/23
11	28000571	98	Harrisonburg	VA	Actual/360	3.695%	78,908.78	0.00	0.00	N/A	12/06/24	09/06/24	24,800,000.00	24,800,000.00	09/06/23
13	28000591	OF	Overland Park	KS	Actual/360	4.660%	70,489.28	56,625.15	0.00	N/A	12/06/24	--	17,566,205.43	17,509,580.28	07/06/23
14	440000456	IN	Lebanon	TN	Actual/360	4.289%	70,275.04	30,052.79	0.00	12/06/24	12/06/44	--	19,027,682.09	18,997,629.30	09/06/23
15	28000574	RT	Meridian	MS	Actual/360	5.167%	75,950.96	33,243.80	0.00	N/A	12/06/24	--	17,070,413.65	17,037,169.85	09/06/23
16	310926091	LO	Austin	TX	Actual/360	4.530%	65,419.84	31,189.35	0.00	N/A	12/11/24	--	16,770,733.22	16,739,543.87	08/11/23
17	303050017	IN	Alsip	IL	Actual/360	4.829%	67,072.87	32,946.87	0.00	N/A	01/01/25	--	16,129,855.66	16,096,908.79	09/01/23
18	310926019	IN	Glenwillow	OH	Actual/360	4.270%	58,819.39	42,152.31	0.00	N/A	09/11/24	--	15,996,811.32	15,954,659.01	09/11/23
20	310924073	RT	Jacksonville	NC	Actual/360	4.350%	52,270.22	30,864.35	0.00	N/A	12/11/24	--	13,954,230.75	13,923,366.40	09/11/23
21	303050021	LO	Columbia	MD	Actual/360	4.480%	56,123.53	27,283.58	0.00	N/A	12/01/24	--	14,548,150.66	14,520,867.08	09/01/23
22	540926493	RT	West Bloomfield Towns MI		Actual/360	4.210%	54,379.17	0.00	0.00	N/A	12/11/24	--	15,000,000.00	15,000,000.00	09/11/23
23	310926356	IN	Sharon	MA	Actual/360	4.410%	50,044.20	25,158.57	0.00	N/A	08/11/24	--	13,178,195.23	13,153,036.66	09/11/23
24	310925928	IN	Bothell	WA	Actual/360	4.470%	47,658.48	27,067.36	0.00	N/A	11/11/24	--	12,381,506.81	12,354,439.45	09/11/23
25	303050025	RT	Ashwaubenon	WI	Actual/360	4.730%	49,297.11	25,334.35	0.00	N/A	01/01/25	--	12,103,225.87	12,077,891.52	09/01/23
26	28000580	RT	Coral Gables	FL	Actual/360	4.650%	49,373.78	18,174.64	0.00	N/A	12/06/24	--	12,330,601.49	12,312,426.85	08/06/23
28	28000545	RT	Bellport	NY	Actual/360	4.785%	52,205.68	0.00	0.00	12/06/24	12/06/44	--	12,670,000.00	12,670,000.00	09/06/23
29	310926129	SS	Various	TX	Actual/360	4.420%	37,835.13	21,896.09	0.00	N/A	11/11/24	--	9,940,625.79	9,918,729.70	09/11/23
30	440000453	MF	Richardson	TX	Actual/360	4.240%	38,843.79	19,381.73	0.00	N/A	12/01/24	--	10,638,895.88	10,619,514.15	09/01/23
31	310921370	RT	Various	Various	Actual/360	4.300%	38,788.40	19,000.21	0.00	N/A	11/11/24	--	10,475,487.52	10,456,487.31	09/11/23
32	28000558	RT	Ankeny	IA	Actual/360	4.630%	46,077.12	0.00	0.00	11/06/24	11/06/44	--	11,557,000.00	11,557,000.00	09/06/23
33	28000557	OF	Houston	TX	Actual/360	4.583%	36,438.34	19,840.84	0.00	N/A	11/06/24	--	9,233,143.61	9,213,302.77	09/06/23
34	28000555	RT	Greeley	CO	Actual/360	4.581%	38,169.23	17,841.06	0.00	N/A	11/06/24	--	9,675,956.33	9,658,115.27	09/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
36	440000440	RT	Bothell	WA	Actual/360	4.770%	36,579.98	18,594.14	0.00	11/01/24	11/01/44	--	8,905,654.52	8,887,060.38	09/01/23
37	303050037	MF	Columbus	OH	Actual/360	4.390%	37,249.57	15,268.32	0.00	N/A	12/01/24	--	9,853,658.72	9,838,390.40	09/01/23
38	310925931	Various Oxon Hill		MD	Actual/360	4.300%	32,438.41	19,523.09	0.00	N/A	12/11/24	--	8,760,559.70	8,741,036.61	09/11/23
39	440000447	SS	Fort Worth	TX	Actual/360	4.536%	34,293.71	18,878.67	0.00	N/A	12/01/24	--	8,779,752.56	8,760,873.89	09/01/23
41	440000448	SS	Carrollton	TX	Actual/360	4.445%	31,591.94	17,995.18	0.00	N/A	12/01/24	--	8,253,637.41	8,235,642.23	09/01/23
42	440000446	SS	Amarillo	TX	Actual/360	4.536%	32,160.61	17,704.40	0.00	N/A	12/01/24	--	8,233,643.16	8,215,938.76	09/01/23
44	410923597	RT	Concord	CA	Actual/360	4.050%	25,062.25	16,724.05	0.00	N/A	11/11/24	--	7,186,308.72	7,169,584.67	09/11/23
45	860925122	MU	Orange	CA	Actual/360	4.410%	26,955.92	15,658.98	0.00	N/A	11/11/24	--	7,098,331.97	7,082,672.99	09/11/23
47	28000565	LO	Santa Rosa	NM	Actual/360	4.850%	22,821.37	28,988.59	0.00	N/A	12/06/24	--	5,464,377.73	5,435,389.14	09/06/23
48	310926770	SS	Santa Rosa	CA	Actual/360	4.330%	26,155.05	12,582.45	0.00	N/A	12/11/24	--	7,014,689.44	7,002,106.99	09/11/23
49	310925137	RT	San Lorenzo	CA	Actual/360	4.180%	21,426.20	20,524.24	0.00	N/A	11/11/24	--	5,952,639.53	5,932,115.29	09/11/23
50	28000570	OF	Dallas	TX	Actual/360	4.500%	26,490.33	12,777.78	0.00	N/A	12/06/24	--	6,836,215.25	6,823,437.47	09/06/23
51	28000559	RT	Cedar Rapids	IA	Actual/360	4.630%	30,699.47	0.00	0.00	11/06/24	11/06/44	--	7,700,000.00	7,700,000.00	09/06/23
52	410926612	MF	Shelby Township	MI	Actual/360	4.110%	22,629.83	13,653.57	0.00	N/A	12/11/24	--	6,394,113.72	6,380,460.15	09/11/23
53	28000560	RT	Fairfield	IA	Actual/360	4.630%	29,862.21	0.00	0.00	11/06/24	11/06/44	--	7,490,000.00	7,490,000.00	09/06/23
54	410926179	SS	Lynwood	CA	Actual/360	4.540%	26,294.92	11,630.41	0.00	N/A	12/11/24	--	6,725,998.48	6,714,368.07	09/11/23
55	310923003	LO	Tallahassee	FL	Actual/360	4.350%	20,557.36	18,441.53	0.00	N/A	11/11/24	--	5,488,061.55	5,469,620.02	09/11/23
56	440000459	RT	Carrollton	TX	Actual/360	4.540%	22,548.98	12,321.96	0.00	N/A	01/01/25	--	5,767,823.35	5,755,501.39	09/01/23
57	28000568	MF	Memphis	TN	Actual/360	4.534%	19,098.13	21,352.01	0.00	N/A	12/06/24	--	4,891,590.26	4,870,238.25	09/06/23
58	410925690	OF	Troy	MI	Actual/360	4.180%	17,644.15	16,776.73	0.00	N/A	11/11/24	--	4,901,909.15	4,885,132.42	09/11/23
59	310926453	LO	San Diego	CA	Actual/360	4.650%	18,750.84	15,112.00	0.00	N/A	12/11/24	--	4,682,831.23	4,667,719.23	09/11/23
60	28000576	MU	New York	NY	Actual/360	4.450%	22,991.67	0.00	0.00	N/A	12/06/24	--	6,000,000.00	6,000,000.00	09/06/23
61	470092750	MF	Forest Hills	NY	Actual/360	3.940%	14,419.36	9,989.72	0.00	N/A	12/01/24	--	4,250,015.03	4,240,025.31	09/01/23
62	470092010	MF	Riverdale	NY	Actual/360	3.990%	15,470.24	5,395.60	0.00	N/A	12/01/24	--	4,502,616.44	4,497,220.84	09/01/23
63	28000585	RT	Brooklyn	NY	Actual/360	4.700%	17,516.95	8,414.94	0.00	N/A	12/06/24	--	4,328,140.71	4,319,725.77	09/06/23
64	28000556	MF	Homestead	FL	Actual/360	5.500%	20,118.83	7,560.88	0.00	N/A	11/06/24	--	4,247,963.49	4,240,402.61	09/06/23
65	410925756	RT	Roseville	MI	Actual/360	4.410%	15,628.59	8,436.30	0.00	N/A	11/11/24	--	4,115,495.51	4,107,059.21	09/11/23
67	28000573	MF	Euless	TX	Actual/360	4.550%	12,480.43	15,475.04	0.00	N/A	12/06/24	--	3,185,364.46	3,169,889.42	09/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
68	28000566	LO	Portales	NM	Actual/360	4.850%	12,200.10	15,497.05	0.00	N/A	12/06/24	--	2,921,208.16	2,905,711.11	09/06/23
69	303050069	OF	Albuquerque	NM	Actual/360	4.464%	14,319.39	7,048.24	0.00	N/A	11/01/24	--	3,725,127.94	3,718,079.70	09/01/23
70	470091270	MF	Rockville Centre	NY	Actual/360	4.010%	13,812.22	0.00	0.00	N/A	12/01/24	--	4,000,000.00	4,000,000.00	09/01/23
71	440000445	SS	Amarillo	TX	Actual/360	4.536%	12,798.61	7,045.63	0.00	N/A	12/01/24	--	3,276,653.74	3,269,608.11	09/01/23
72	28000549	RT	Memphis	TN	Actual/360	5.245%	17,467.67	0.00	0.00	11/06/24	11/06/44	--	3,867,500.00	3,867,500.00	09/06/23
75	303050075	RT	Ashwaubenon	WI	Actual/360	4.730%	12,396.26	6,313.65	0.00	N/A	01/01/25	--	3,043,478.41	3,037,164.76	09/01/23
77	410925677	RT	Coronado	CA	Actual/360	4.250%	12,809.03	0.00	0.00	N/A	11/11/24	--	3,500,000.00	3,500,000.00	09/11/23
78	470092180	MF	Yonkers	NY	Actual/360	4.130%	11,234.66	3,677.44	0.00	N/A	11/01/24	--	3,159,006.86	3,155,329.42	09/01/23
79	410926199	RT	Grapevine	TX	Actual/360	4.280%	10,448.76	6,336.96	0.00	N/A	12/11/24	--	2,835,057.15	2,828,720.19	09/11/23
81	410926336	SS	Palm Desert	CA	Actual/360	4.240%	9,730.54	5,992.81	0.00	N/A	12/11/24	--	2,665,089.00	2,659,096.19	09/11/23
84	479059700	RT	Alpharetta	GA	Actual/360	4.650%	9,450.82	4,987.01	0.00	N/A	12/01/24	--	2,360,247.58	2,355,260.57	09/01/23
85	28000572	RT	Woodland Park	CO	Actual/360	5.170%	12,309.63	0.00	0.00	12/06/24	12/06/44	--	2,765,000.00	2,765,000.00	09/06/23
86	410925941	MU	Alexandria	VA	Actual/360	4.340%	9,716.78	0.00	0.00	N/A	11/11/24	--	2,600,000.00	2,600,000.00	09/11/23
87	410925691	OF	Pennington	NJ	Actual/360	4.500%	8,293.19	4,627.29	0.00	N/A	12/11/24	--	2,140,177.22	2,135,549.93	09/11/23
88	470092720	MF	Richfield	MN	Actual/360	4.250%	7,622.20	4,676.30	0.00	N/A	12/01/24	--	2,082,726.20	2,078,049.90	09/01/23
89	410926467	SS	Sacramento	CA	Actual/360	4.330%	7,765.77	4,650.09	0.00	N/A	11/11/24	08/11/24	2,082,750.65	2,078,100.56	09/11/23
90	470092600	MF	New York	NY	Actual/360	4.020%	6,443.54	4,324.26	0.00	N/A	12/01/24	--	1,861,397.13	1,857,072.87	09/01/23
92	410926831	MF	Westland	MI	Actual/360	4.020%	5,727.59	3,843.79	0.00	N/A	12/11/24	--	1,654,574.96	1,650,731.17	09/11/23
93	470092940	MF	New York	NY	Actual/360	4.000%	5,268.41	3,563.77	0.00	N/A	12/01/24	--	1,529,539.80	1,525,976.03	09/01/23
94	410926205	MF	Saginaw Township	MI	Actual/360	4.450%	4,886.10	4,238.37	0.00	N/A	08/11/24	--	1,275,096.47	1,270,858.10	09/11/23
95	410926342	SS	Cottonwood Heights	UT	Actual/360	4.360%	5,020.93	2,953.48	0.00	N/A	12/11/24	--	1,337,330.00	1,334,376.52	09/11/23
96	410926626	IN	Newport News	VA	Actual/360	4.460%	5,070.79	2,872.11	0.00	N/A	09/11/24	--	1,320,326.54	1,317,454.43	09/11/23
97	410926488	RT	Chicago	IL	Actual/360	4.650%	4,556.65	2,404.45	0.00	N/A	12/11/24	--	1,137,976.11	1,135,571.66	09/11/23
99	470092790	MF	New York	NY	Actual/360	4.110%	2,495.59	1,616.53	0.00	N/A	12/01/24	--	705,134.40	703,517.87	09/01/23
Totals							3,074,660.63	1,385,180.92	0.00				806,125,023.39	804,739,842.47
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,623,278.12	4,814,071.07	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	12,498,845.81	16,726,157.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,205,853.84	2,663,834.04	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	14,442,354.34	8,488,838.76	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,275,878.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,280,399.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	3,264,191.03	0.00	--	--	--	0.00	0.00	126,721.90	253,622.83	0.00	0.00
14	2,574,406.19	644,441.81	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,580,240.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,153,269.60	0.00	--	--	12/12/22	0.00	0.00	96,320.36	96,320.36	0.00	0.00
17	0.00	467,777.01	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,719,560.95	978,151.17	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,985,518.98	1,959,565.85	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,637,196.17	798,142.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	2,215,510.08	1,084,678.48	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,742,510.36	132,846.82	01/01/23	03/31/23	--	0.00	36,093.20	0.00	0.00	0.00	0.00
26	215,282.82	130,314.00	01/01/23	03/31/23	--	0.00	0.00	67,336.06	67,336.06	0.00	0.00
28	1,146,809.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,203,087.80	597,037.15	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,364,280.79	709,857.68	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	960,882.00	480,441.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	646,635.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,367,115.41	524,817.33	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	1,241,976.98	594,627.85	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	918,581.62	458,903.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	422,951.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	943,784.54	546,511.64	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	865,393.00	800,773.81	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	978,963.04	499,034.02	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1,044,145.28	506,638.64	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,019,891.81	149,035.24	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	640,200.00	320,100.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,285,594.44	359,582.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	622,449.00	311,224.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1,449,743.00	717,116.70	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	919,287.28	850,442.52	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	762,645.00	419,486.80	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	1,008,175.00	382,328.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1,628,318.60	1,506,145.06	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	351,773.25	216,448.40	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	368,806.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	293,730.00	88,228.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	606,631.55	313,970.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
64	540,014.48	152,308.14	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
65	610,409.33	245,355.18	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
68	79,725.44	100,701.13	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	407,273.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
70	134,531.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	347,672.25	173,836.61	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
75	321,353.67	189,830.86	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	299,561.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
79	357,605.82	178,802.91	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
81	1,329,991.75	407,332.30	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
84	299,270.96	137,923.05	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
85	274,442.00	137,221.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
86	338,687.80	167,379.57	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
87	202,599.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
88	966,467.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
89	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
90	132,016.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
92	623,234.35	263,759.15	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
93	101,887.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
94	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
95	375,513.49	107,997.49	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
96	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
97	120,383.62	102,570.15	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
99	67,154.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	99,998,669.29	53,013,858.39				0.00	36,093.20	290,378.32	417,279.25	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/15/23	1	17,509,580.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.429231%	4.381386%	15
08/17/23	2	29,101,334.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.429305%	4.377628%	16
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.429378%	4.377694%	17
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	14,281,639.44	4.429456%	4.383228%	18
05/17/23	0	0.00	0	0.00	1	12,386,276.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.425196%	4.378974%	19
04/17/23	1	12,405,752.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,644,144.26	4.425269%	4.379048%	20
03/17/23	0	0.00	0	0.00	1	12,423,555.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.420058%	4.373473%	21
02/17/23	0	0.00	0	0.00	1	12,446,090.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.420149%	4.373563%	22
01/18/23	0	0.00	0	0.00	1	12,463,731.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.420210%	4.373626%	23
12/16/22	0	0.00	0	0.00	1	12,481,302.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.420271%	4.364160%	24
11/18/22	0	0.00	0	0.00	1	12,500,412.20	0	0.00	1	0.00	0	0.00	0	0.00	1	3,164,833.85	4.420337%	4.364243%	25
10/17/22	0	0.00	1	17,088,564.05	1	12,517,837.11	0	0.00	1	7,478,819.18	0	0.00	0	0.00	1	2,468,945.11	4.424844%	4.354185%	24
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	28000591	07/06/23	1	1	126,721.90	253,622.83	0.00	17,622,604.27	06/15/23	98
16	310926091	08/11/23	0	A	96,320.36	96,320.36	15,350.00	16,770,733.22	05/21/20	9
26	28000580	08/06/23	0	B	67,336.06	67,336.06	0.00	12,330,601.49	11/24/20	8
Totals					290,378.32	417,279.25	15,350.00	46,723,938.98
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		58,574,109	58,574,109	0		0
13 - 24 Months		672,231,544	654,721,964	17,509,580		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		73,934,190	73,934,190	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-23	804,739,842	787,230,262	17,509,580	0	0	0
Aug-23	806,125,023	777,023,689	29,101,335	0	0	0
Jul-23	807,504,891	807,504,891	0	0	0	0
Jun-23	808,962,833	808,962,833	0	0	0	0
May-23	824,645,355	812,259,079	0	0	12,386,277	0
Apr-23	826,126,249	813,720,496	12,405,753	0	0	0
Mar-23	835,177,966	822,754,411	0	0	12,423,555	0
Feb-23	836,875,829	824,429,739	0	0	12,446,090	0
Jan-23	838,271,517	825,807,786	0	0	12,463,732	0
Dec-22	839,661,869	827,180,566	0	0	12,481,303	0
Nov-22	841,134,006	828,633,594	0	0	12,500,412	0
Oct-22	887,257,505	850,172,285	0	17,088,564	12,517,837	7,478,819
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	28000591	17,509,580.28	17,622,604.27	45,300,000.00	10/13/14	2,945,852.03	1.93120	12/31/22	12/06/24	194
16	310926091	16,739,543.87	16,770,733.22	18,500,000.00	08/21/23	941,056.60	0.81170	12/31/22	12/11/24	254
26	28000580	12,312,426.85	12,330,601.49	17,200,000.00	12/01/22	117,514.00	0.57990	03/31/23	12/06/24	254
33	28000557	9,213,302.77	9,213,302.77	14,885,000.00	09/30/14	483,048.00	0.71520	12/31/22	11/06/24	253
Totals		55,774,853.77	55,937,241.75	95,885,000.00		4,487,470.63

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	28000591	OF	KS	06/15/23	98

Loan transferred for Imminent Monetary Default at Borrowers request as a result of sole tenant lease expiration in 3/2024 and intent to vacate at expiration. Borrower and Special Servicer are in discussions about a potential resolution.

16	310926091	LO	TX	05/21/20	9

The Loan transferred due to Monetary Default as a result of the Covid-19 pandemic. Borrower and Lender entered into a forbearance agreement effective 10/29/21. Special Servicer is working with the Borrower to establish Cash Management accounts. Special Se rvicer is monitoring the Property for increased financial performance.

26	28000580	RT	FL	11/24/20	8
Special Servicer comments are not available for this cycle.

33	28000557	OF	TX	09/25/18	98

Loan transferred to Special Servicing due to Imminent Monetary Default. Property lost a large tenant (Acclara) in 5/2019 and DSCR dropped below 1.0x. The Loan is in cash management and payment current. Recent leasing activity took occupancy over 80% in 6/ 2023. Special Servicer is monitoring leasing activity and stabilization of the asset.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	310925966	38,053,977.93	4.42000%	34,231,322.16 4.42000%		10	08/18/20	07/01/20	10/13/20
5	310925966	0.00	4.42000%	0.00	4.42000%	1	04/15/22	12/01/21	10/13/20
16	310926091	0.00	4.53000%	0.00	4.53000%	10	10/29/21	04/11/20	--
26	28000580	0.00	4.65000%	0.00	4.65000%	10	10/29/21	09/06/21	--
Totals		38,053,977.93		34,231,322.16
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	310923128 08/17/22	23,775,820.60	44,300,000.00	24,975,912.20	1,200,091.60	24,975,912.20	23,775,820.60	0.00	0.00	0.00	0.00	0.00%
27	28000578 11/18/22	7,478,819.18	5,990,000.00	6,048,380.33	2,812,960.06	6,048,380.33	3,235,420.27	4,243,398.91	0.00	398,603.63	3,844,795.28	29.57%
35	440000452 06/17/21	9,418,027.96	15,300,000.00	6,422,593.22	471,109.45	6,422,593.22	5,951,483.77	3,466,544.19	0.00	12,513.46	3,454,030.73	32.58%
40	28000553 02/18/21	9,157,787.18	10,800,000.00	10,707,454.48	4,301,442.87	10,707,454.48	6,406,011.61	2,751,775.57	0.00	423,957.65	2,327,817.92	23.27%
98	470092030 02/18/20	993,079.61	20,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		50,823,534.53	96,390,000.00	48,154,340.23	8,785,603.98	48,154,340.23	39,368,736.25	10,461,718.67	0.00	835,074.74	9,626,643.93

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
9	310923128	08/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	28000578	07/17/23	0.00	0.00	3,844,795.28	0.00	0.00	(174,290.35)	0.00	0.00	3,844,795.28
		06/16/23	0.00	0.00	4,019,085.63	0.00	0.00	(224,313.28)	0.00	0.00
		11/18/22	0.00	0.00	4,243,398.91	0.00	0.00	4,243,398.91	0.00	0.00
35	440000452	06/16/23	0.00	0.00	3,454,030.73	0.00	0.00	(12,513.46)	0.00	0.00	3,454,030.73
		06/17/21	0.00	0.00	3,466,544.19	0.00	0.00	3,466,544.19	0.00	0.00
40	28000553	04/17/23	0.00	0.00	2,327,817.92	0.00	0.00	(367,657.65)	0.00	0.00	2,327,817.92
		03/17/21	0.00	0.00	2,695,475.57	0.00	0.00	(56,300.00)	0.00	0.00
		02/18/21	0.00	0.00	2,751,775.57	0.00	0.00	2,751,775.57	0.00	0.00
98	470092030	02/25/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	9,626,643.93	0.00	0.00	9,626,643.93	0.00	0.00	9,626,643.93

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	0.00	0.00	1,099.47	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,781.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,610.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	675.48	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,891.98	0.00	1,774.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		12,666.93

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30